Basis of preparation and presentation of the Consolidated Financial Statements and Combined Carve-out Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Preparation basis and presentation of Combined Carve-out Financial Statements
Schedule of reconciliation of parent entity's net investment and reporting entity's equity
	Parent Company’s Net Investment	Adjustment	Compnay’s shareholders’ equity
Shares issued upon legal reorganization	3,093,748	29,497	3,123,245
Share-based compensation reserve	-	(686)	(686)
Accumulated losses for the period (i)	-	(28,811)	(28,811)
	3,093,748	-	3,093,748

(i) The capital contributed by the controlling shareholders in the Vasta Platform’s share capital was calculated based on the Carve-out Equity prior to the contribution of the investment from Cogna to Vasta Platform amounting to R$ 3,123,245. the amount of R$ 28,811 refers to net income for the period from January 1, 2020 to contribution date.